January 20, 2006

By EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

RE:	GE-WMC Mortgage Securities, L.L.C. Registration Statement on Form S-3 relating to Asset-Backed Pass-Through Certificates and Asset-Backed Notes

Ladies and Gentlemen:

On behalf of GE-WMC Mortgage Securities, L.L.C. (the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 has been made to you by the Registrant by wire transfer in federal same day funds.

If you require any additional information, please call the undersigned at (212) 912-7460.

Very truly yours,
/s/ Elissa Aaronson
Elissa Aaronson

[TPW: NYLEGAL:415655.2] 18305-00033 12/30/2005 12:30 PM